Cover	Jan. 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2025
Entity File Number	001-41581
Entity Registrant Name	SAFE AND GREEN DEVELOPMENT CORPORATION
Entity Central Index Key	0001959023
Entity Tax Identification Number	87-1375590
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Biscayne Blvd.
Entity Address, Address Line Two	#1201
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33132
City Area Code	646
Local Phone Number	240-4235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	SGD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false